As filed with the Securities and Exchange Commission on June 18, 1999 Registration No. 33-88460
811-8946

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [_]
Pre-Effective Amendment No.                               [_]
Post Effective Amendment No. 5                            [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [_]
Amendment No. 6                                                  [X]
(Check appropriate box or boxes)

                              SEPARATE ACCOUNT A
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                       Newport Beach, California  92660
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                               (949) 725-6767
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                               Vice President of
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                       Newport Beach, California  92660
                    (Name and address of agent for service)

                       Copies of all communications to:

           Diane N. Ledger                          Jane A. Kanter, Esq.
   Pacific Life Insurance Company                  Dechert Price & Rhoads
           P. O. Box 9000                            1775 Eye Street, N.W.
    Newport Beach, CA 92658-9030                Washington, D.C. 20006-2401


Approximate Date of Proposed Public Offering_______________________________

It is proposed that this filing will become effective (check appropriate box)
     [_] immediately upon filing pursuant to paragraph (b) of Rule 485
     [_] on          pursuant to paragraph (b) of Rule 485
     [X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being registered: interests in the Separate Account under Pacific Portfolios individual flexible premium variable annuity contracts.

Filing Fee: None

                                   PROSPECTUS

(Included in Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-4, Accession No. 0001017062-99-000659, filed on April 15, 1999, and incorporated by reference herein.)

                      STATEMENT OF ADDITIONAL INFORMATION

(Included in Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-4, Accession No. 0001017062-99-000659, filed on April 15, 1999, and incorporated by reference herein.)

          Supplement dated      , 1999 to Prospectus dated May 1, 1999
                  for the Pacific Portfolios Variable Annuity
            Issued by Pacific Life Insurance Company ("Prospectus")

Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We," "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

This Supplement which amends the Prospectus describes the optional Guaranteed Income Advantage Rider ("GIA Rider").

The AN OVERVIEW OF PACIFIC PORTFOLIOS section is amended as follows:

Guaranteed Income Advantage Rider (Optional)

The Guaranteed Income Advantage Rider ("GIA Rider") offers a guaranteed income advantage annuity option. You may buy the GIA Rider on the Contract Date or on any Contract Anniversary. The GIA Rider is not available in all states. Ask your registered representative about its current availability status in your state of residence.

The expense table under Contract Expenses has been revised by adding:

Guaranteed Income Advantage Rider Charge,
calculated as a percentage of Contract Value/7/   0.30%

/7/ If you buy the Guaranteed Income Advantage Rider ("GIA Rider"), which is subject to state availability, we deduct this charge on each Contract Anniversary date and the Annuity Date, and when you make a full withdrawal, if the GIA Rider is in effect on that date, or when you terminate the GIA Rider.

The information under Examples has been revised as follows:

The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

These examples assume the following:

 . the Contract Value starts at $45,000
 . the Investment Options have an annual return of 5%
 . the Annual Fee is deducted even when the Contract Value goes over $50,000 and a waiver would normally apply.

without EGMDBR and GIA Rider reflects the expenses you would pay if you did not buy the optional Enhanced Guaranteed Minimum Death Benefit Rider ("EGMDBR") and the Guaranteed Income Advantage ("GIA") Rider.

with EGMDBR reflects the expenses you would pay if you bought the optional Enhanced Guaranteed Minimum Death Benefit Rider, but not the GIA Rider. These expenses depend on the age of the youngest Annuitant on the Contract Date.

with GIA Rider reflects the expenses you would pay if you bought the optional Guaranteed Income Advantage Rider, but not the Enhanced Guaranteed Minimum Death Benefit Rider.

with EGMDBR and GIA Rider reflects the expenses you would pay if you bought the optional Enhanced Guaranteed Minimum Death Benefit Rider and the Guaranteed Income Advantage Rider.

These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

--------------------------------------------------------------------------------

                                                                  Expenses if you did
                                                                  not annuitize or
                        Expenses if you      Expenses if you      surrender, but left
                        annuitized           surrendered          the money in your
                        your Contract ($)    your Contract ($)    Contract ($)
--------------------------------------------------------------------------------------
Variable Account        1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
--------------------------------------------------------------------------------------
Money Market
without EGMDBR and GIA
 Rider                  82   60   103  222   82   114  130  222   19   60   103  222
with EGMDBR: age 0-65   83   63   108  233   83   117  135  233   20   63   108  233
with EGMDBR: age 66-75  86   69   119  254   86   123  146  254   23   69   119  254
with GIA Rider          86   69   119  254   86   123  146  254   23   69   119  254
with EGMDBR and GIA
 Rider: age 0-65        87   72   124  264   87   126  151  264   24   72   124  264
with EGMDBR and GIA
 Rider: age 66-75       89   79   134  285   89   133  161  285   26   79   134  285
--------------------------------------------------------------------------------------
High Yield Bond
without EGMDBR and GIA
 Rider                  85   67   115  247   85   121  142  247   22   67   115  247
with EGMDBR: age 0-65   86   70   120  257   86   124  147  257   23   70   120  257
with EGMDBR: age 66-75  88   76   130  277   88   130  157  277   25   76   130  277
with GIA Rider          88   76   130  277   88   130  157  277   25   76   130  277
with EGMDBR and GIA
 Rider: age 0-65        89   79   135  287   89   133  162  287   26   79   135  287
with EGMDBR and GIA
 Rider: age 66-75       91   85   145  307   91   139  172  307   28   85   145  307
--------------------------------------------------------------------------------------
Managed Bond
without EGMDBR and GIA
 Rider                  85   67   115  247   85   121  142  247   22   67   115  247
with EGMDBR: age 0-65   86   70   120  257   86   124  147  257   23   70   120  257
with EGMDBR: age 66-75  88   76   130  277   88   130  157  277   25   76   130  277
with GIA Rider          88   76   130  277   88   130  157  277   25   76   130  277
with EGMDBR and GIA
 Rider: age 0-65        89   79   135  287   89   133  162  287   26   79   135  287
with EGMDBR and GIA
 Rider: age 66-75       91   85   145  307   91   139  172  307   28   85   145  307
--------------------------------------------------------------------------------------
Government Securities
without EGMDBR and GIA
 Rider                  85   67   115  247   85   121  142  247   22   67   115  247
with EGMDBR: age 0-65   86   70   120  257   86   124  147  257   23   70   120  257
with EGMDBR: age 66-75  88   76   130  277   88   130  157  277   25   76   130  277
with GIA Rider          88   76   130  277   88   130  157  277   25   76   130  277
with EGMDBR and GIA
 Rider: age 0-65        89   79   135  287   89   133  162  287   26   79   135  287
with EGMDBR and GIA
 Rider: age 66-75       91   85   145  307   91   139  172  307   28   85   145  307
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                  Expenses if you did
                                                                  not annuitize or
                        Expenses if you      Expenses if you      surrender, but left
                        annuitized           surrendered          the money in your
                        your Contract ($)    your Contract ($)    Contract ($)
--------------------------------------------------------------------------------------
Variable Account        1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
--------------------------------------------------------------------------------------
Aggressive Equity
without EGMDBR and GIA
 Rider                    87   74  127   270   87  128  154   270   24   74  127   270
with EGMDBR: age 0-65     88   77  132   280   88  131  159   280   25   77  132   280
with EGMDBR: age 66-75    90   83  142   300   90  137  169   300   27   83  142   300
with GIA Rider            90   83  142   300   90  137  169   300   27   83  142   300
with EGMDBR and GIA
 Rider: age 0-65          91   86  147   310   91  140  174   310   28   86  147   310
with EGMDBR and GIA
 Rider: age 66-75         93   92  157   329   93  146  184   329   30   92  157   329
--------------------------------------------------------------------------------------
Growth LT
without EGMDBR and GIA
 Rider                    86   71  122   261   86  125  149   261   23   71  122   261
with EGMDBR: age 0-65     87   74  127   271   87  128  154   271   24   74  127   271
with EGMDBR: age 66-75    89   80  137   291   89  134  164   291   26   80  137   291
with GIA Rider            89   80  137   291   89  134  164   291   26   80  137   291
with EGMDBR and GIA
 Rider: age 0-65          90   84  142   301   90  138  169   301   27   84  142   301
with EGMDBR and GIA
 Rider: age 66-75         92   90  152   321   92  144  179   321   29   90  152   321
--------------------------------------------------------------------------------------
Equity Income
without EGMDBR and GIA
 Rider                    85   68  117   251   85  122  144   251   22   68  117   251
with EGMDBR: age 0-65     86   71  122   261   86  125  149   261   23   71  122   261
with EGMDBR: age 66-75    88   77  132   281   88  131  159   281   25   77  132   281
with GIA Rider            88   77  132   281   88  131  159   281   25   77  132   281
with EGMDBR and GIA
 Rider: age 0-65          89   81  137   291   89  135  164   291   26   81  137   291
with EGMDBR and GIA
 Rider: age 66-75         91   87  147   311   91  141  174   311   28   87  147   311
--------------------------------------------------------------------------------------
Multi-Strategy
without EGMDBR and GIA
 Rider                    85   69  118   252   85  123  145   252   22   69  118   252
with EGMDBR: age 0-65     86   72  123   262   86  126  150   262   23   72  123   262
with EGMDBR: age 66-75    88   78  133   282   88  132  160   282   25   78  133   282
with GIA Rider            88   78  133   282   88  132  160   282   25   78  133   282
with EGMDBR and GIA
 Rider: age 0-65          89   81  138   292   89  135  165   292   26   81  138   292
with EGMDBR and GIA
 Rider: age 66-75         91   87  148   312   91  141  175   312   28   87  148   312
--------------------------------------------------------------------------------------
Large-Cap Value
without EGMDBR and GIA
 Rider                    87   75  128   272   87  129  155   272   24   75  128   272
with EGMDBR: age 0-65     88   78  133   282   88  132  160   282   25   78  133   282
with EGMDBR: age 66-75    90   84  143   302   90  138  170   302   27   84  143   302
with GIA Rider            90   84  143   302   90  138  170   302   27   84  143   302
with EGMDBR and GIA
 Rider: age 0-65          91   87  148   312   91  141  175   312   28   87  148   312
with EGMDBR and GIA
 Rider: age 66-75         93   93  158   331   93  147  185   331   30   93  158   331
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                  Expenses if you did
                                                                  not annuitize or
                        Expenses if you      Expenses if you      surrender, but left
                        annuitized           surrendered          the money in your
                        your Contract ($)    your Contract ($)    Contract ($)
--------------------------------------------------------------------------------------
Variable Account        1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
--------------------------------------------------------------------------------------
Mid-Cap Value
without EGMDBR and GIA
 Rider                  87   75   128  272   87   129  155  272   24   75   128  272
with EGMDBR: age 0-65   88   78   133  282   88   132  160  282   25   78   133  282
with EGMDBR: age 66-75  90   84   143  302   90   138  170  302   27   84   143  302
with GIA Rider          90   84   143  302   90   138  170  302   27   84   143  302
with EGMDBR and GIA
 Rider: age 0-65        91   87   148  312   91   141  175  312   28   87   148  312
with EGMDBR and GIA
 Rider: age 66-75       93   93   158  331   93   147  185  331   30   93   158  331
--------------------------------------------------------------------------------------
Equity
without EGMDBR and GIA
 Rider                  85   69   118  252   85   123  145  252   22   69   118  252
with EGMDBR: age 0-65   86   72   123  262   86   126  150  262   23   72   123  262
with EGMDBR: age 66-75  88   78   133  282   88   132  160  282   25   78   133  282
with GIA Rider          88   78   133  282   88   132  160  282   25   78   133  282
with EGMDBR and GIA
 Rider: age 0-65        89   81   138  292   89   135  165  292   26   81   138  292
with EGMDBR and GIA
 Rider: age 66-75       91   87   148  312   91   141  175  312   28   87   148  312
--------------------------------------------------------------------------------------
Bond and Income
without EGMDBR and GIA
 Rider                  85   68   117  251   85   122  144  251   22   68   117  251
with EGMDBR: age 0-65   86   71   122  261   86   125  149  261   23   71   122  261
with EGMDBR: age 66-75  88   77   132  281   88   131  159  281   25   77   132  281
with GIA Rider          88   77   132  281   88   131  159  281   25   77   132  281
with EGMDBR and GIA
 Rider: age 0-65        89   81   137  291   89   135  164  291   26   81   137  291
with EGMDBR and GIA
 Rider: age 66-75       91   87   147  311   91   141  174  311   28   87   147  311
--------------------------------------------------------------------------------------
Equity Index
without EGMDBR and GIA
 Rider                  80   53   92   199   80   107  119  199   17   53   92   199
with EGMDBR: age 0-65   81   56   97   210   81   110  124  210   18   56   97   210
with EGMDBR: age 66-75  83   63   107  231   83   117  134  231   20   63   107  231
with GIA Rider          83   63   107  231   83   117  134  231   20   63   107  231
with EGMDBR and GIA
 Rider: age 0-65        84   66   113  242   84   120  140  242   21   66   113  242
with EGMDBR and GIA
 Rider: age 66-75       86   72   123  263   86   126  150  263   23   72   123  263
--------------------------------------------------------------------------------------
Small-Cap Index
without EGMDBR and GIA
 Rider                  84   64   110  236   84   118  137  236   21   64   110  236
with EGMDBR: age 0-65   85   67   115  247   85   121  142  247   22   67   115  247
with EGMDBR: age 66-75  87   73   125  267   87   127  152  267   24   73   125  267
with GIA Rider          87   73   125  267   87   127  152  267   24   73   125  267
with EGMDBR and GIA
 Rider: age 0-65        88   76   130  277   88   130  157  277   25   76   130  277
with EGMDBR and GIA
 Rider: age 66-75       90   82   140  298   90   136  167  298   27   82   140  298
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                  Expenses if you did
                                                                  not annuitize or
                        Expenses if you      Expenses if you      surrender, but left
                        annuitized your      surrendered          the money in your
                        Contract ($)         your Contract ($)    Contract ($)
--------------------------------------------------------------------------------------
Variable Account        1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
--------------------------------------------------------------------------------------
REIT
without EGMDBR and GIA
 Rider                    90   82  140   297   90  136  167   297   27   82  140   297
with EGMDBR: age 0-65     91   85  145   307   91  139  172   307   28   85  145   307
with EGMDBR: age 66-75    93   91  155   326   93  145  182   326   30   91  155   326
with GIA Rider            93   91  155   326   93  145  182   326   30   91  155   326
with EGMDBR and GIA
 Rider: age 0-65          94   94  160   336   94  148  187   336   31   94  160   336
with EGMDBR and GIA
 Rider: age 66-75         96  100  170   354   96  154  197   354   33  100  170   354
--------------------------------------------------------------------------------------
International
without EGMDBR and GIA
 Rider                    88   77  132   281   88  131  159   281   25   77  132   281
with EGMDBR: age 0-65     89   80  137   291   89  134  164   291   26   80  137   291
with EGMDBR: age 66-75    91   86  147   311   91  140  174   311   28   86  147   311
with GIA Rider            91   86  147   311   91  140  174   311   28   86  147   311
with EGMDBR and GIA
 Rider: age 0-65          92   89  152   320   92  143  179   320   29   89  152   320
with EGMDBR and GIA
 Rider: age 66-75         94   96  162   340   94  150  189   340   31   96  162   340
--------------------------------------------------------------------------------------
Emerging Markets
without EGMDBR and GIA
 Rider                    93   91  155   326   93  145  182   326   30   91  155   326
with EGMDBR: age 0-65     94   94  160   335   94  148  187   335   31   94  160   335
with EGMDBR: age 66-75    96  100  170   354   96  154  197   354   33  100  170   354
with GIA Rider            96  100  170   354   96  154  197   354   33  100  170   354
with EGMDBR and GIA
 Rider: age 0-65          97  103  175   363   97  157  202   363   34  103  175   363
with EGMDBR and GIA
 Rider: age 66-75         99  109  184   382   99  163  211   382   36  109  184   382
--------------------------------------------------------------------------------------

The following is added to the CHARGES, FEES AND DEDUCTIONS section:

Guaranteed Income Advantage Charge (Optional Rider)

If you purchase the GIA Rider, we deduct annually a Guaranteed Income Advantage Charge ("GIA Charge") for expenses related to the GIA Rider. The GIA Charge is equal to 0.30% multiplied by your Contract Value on the date the Charge is deducted.

We will deduct the GIA Charge from your Investment Options on a proportionate basis:

  .  on each Contract Anniversary the GIA Rider remains in effect;

     on the Annuity Date, if the GIA Rider is still in effect;

  .  when the GIA Rider is terminated.

Any portion of the GIA Charge we deduct from the Fixed Option, the DCA Plus Fixed Option and the Guaranteed Interest Options ("GIOs") will not be greater than the annual interest credited in excess of 3%. If you terminate the GIA Rider, we will charge your Contract for the annual GIA Charge on the effective date of termination. If you make a full withdrawal of the amount available for withdrawal during a Contract Year, we will deduct the entire GIA Charge for the Contract Year in which you make the full withdrawal from the final payment made to you.

The following is added to the PURCHASING YOUR CONTRACT section:

Purchasing the Guaranteed Income Advantage Rider (Optional)

You may purchase the GIA Rider on the Contract Date or on any Contract Anniversary. You may purchase the GIA Rider only if the age of each Annuitant is 80 years or younger on the date the GIA Rider is purchased. The GIA Rider will remain in effect until the earlier of:

  . a full withdrawal of the amount available for withdrawal under the Contract;

  .  a death benefit becomes payable under the Contract;

  . any termination of the Contract in accordance with the terms of the Contract;

  .  the Annuity Date; or

  .  termination of the GIA Rider.

You may terminate the GIA Rider on the fifth Contract Anniversary or on any later Contract Anniversary.

The following is added to the RETIREMENT BENEFITS AND OTHER PAYOUTS section under Choosing Your Annuity Option:

Guaranteed Income Advantage Annuity Option

If you purchase the GIA Rider, you may choose any of the Annuity Options described in the Prospectus, or you may choose the Guaranteed Income Advantage Annuity Option if 10 years have passed since the GIA Rider was purchased and the GIA Rider is still in effect. You must choose fixed annuity payments under this Guaranteed Income Advantage Annuity Option.

The guaranteed income purchased per $1,000 of the net amount applied to the annuity payments will be based on an annual interest rate of 2.5% and the 1983a Annuity Mortality Table with the age set back 10 years. The net amount applied to the annuity payments under the Guaranteed Income Advantage Annuity Option will be based on the higher of the Guaranteed Income Base or the Enhanced Income Base, which are described below.

1. Guaranteed Income Base - If you purchase the GIA Rider on the Contract Date, the Guaranteed Income Base is equal to the Purchase Payments less an adjustment for each withdrawal, increased at a 5% effective annual rate of interest. We calculate the adjustment for each withdrawal by multiplying the Guaranteed Income Base prior to a withdrawal by the ratio of the amount of the withdrawal, including applicable withdrawal charges and MVAs, to the Contract Value immediately prior to withdrawal.

   If you purchase the GIA Rider on a Contract Anniversary after the Contract Date, the Guaranteed Income Base is equal to the Contract Value on the date the GIA Rider is purchased, plus all Purchase Payments made after the GIA Rider is purchased, less an adjustment for each withdrawal occurring after the GIA was elected, increased at a 5% effective annual rate of interest. We calculate the adjustment for each withdrawal by multiplying the Guaranteed Income Base prior to the withdrawal by the ratio of the amount of the withdrawal, including applicable withdrawal charges and MVAs to the Contract Value immediately prior to the withdrawal.

   The effective annual rate of interest will take into account the timing of when each Purchase Payment and withdrawal occurred. We accomplish this by applying a daily factor of 1.000133681 to each day's Guaranteed Income Base balance. The 5% effective annual rate of interest will stop accruing as of the earlier of:

  . the Contract Anniversary following the date the youngest Annuitant reaches his or her 80th birthday;

  . a full withdrawal of the amount available for withdrawal under the Contract;

  . a death benefit becomes payable under the Contract;

  . any termination of the Contract in accordance with the provisions of the Contract;

  . the Annuity Date; or

  . termination of the GIA Rider.

  On the Annuity Date, the net amount we apply to the annuity payments will be the Guaranteed Income Base reduced by any remaining withdrawal charges associated with additional Purchase Payments added to the Contract, any MVAs, any applicable state premium tax, and any outstanding Contract Debt.

2. Enhanced Income Base - The Enhanced Income Base is equal to:

    . the Net Contract Value on the Annuity Date;

    . less the sum of all Purchase Payments applied to the Contract in the 12 months prior to the Annuity Date.

On the Annuity Date, the net amount we apply to the annuity payments will be the Enhanced Income Base reduced by any withdrawal charges, MVAs, and any applicable state premium tax.

The structure of the annuity payments that may be elected under the Guaranteed Income Advantage Annuity Option are:

 . 15 years or more Period Certain;
 . Life;
 . Joint and Survivor Life;
 . Life with 10 Years or More Period Certain.

If you purchase the Guaranteed Income Advantage ("GIA") Annuity Option, the waiver of withdrawal charges upon annuitization will not apply. We will reduce the net amount applied to the annuity payments under the Guaranteed Income Advantage Annuity Option by any remaining withdrawal charges. The rider contains annuity tables for each GIA Annuity Option available.




Form No.

                                    PART II

Part C:  OTHER INFORMATION

     Item 24.  Financial Statements and Exhibits
               ---------------------------------

               (a)  Financial Statements

                    Part A:  None

                    Part B:

                           (1) Registrant's Financial Statements

                               Audited Financial Statements dated as of December 31, 1998 which are incorporated by reference from the 1998 Annual Report include the following for Separate Account A:

                                    Statements of Assets and Liabilities
                                    Statements of Operations
                                    Statements of Changes in Net Assets
                                    Notes to Financial Statements

                           (2) Depositor's Financial Statements

                               Audited Consolidated Financial Statements dated as of December 31, 1998 and 1997, and for the three year period ended December 31, 1998, included in Part B include the following for Pacific Life:

                                    Independent Auditors' Report
                                    Consolidated Statements of Financial
                                      Condition
                                    Consolidated Statements of Operations and
                                      Stockholder's Equity
                                    Consolidated Statements of Cash Flows
                                    Notes to Consolidated Financial Statements

                    (b)  Exhibits

                    1.   (a)  Resolution of the Board of Directors of the
                              Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A./1/

                         (b) Memorandum Establishing Two New Variable Accounts--Aggressive Equity and Emerging Markets Portfolios./1/

                         (c) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws./3/

                    2.   Not applicable

                    3.   (a)  Distribution Agreement between Pacific Mutual Life
                              and Pacific Mutual Distributors, Inc. ("PMD") (formerly Pacific Equities Network) /1/

                         (b) Form of Selling Agreement between Pacific Mutual Life, PMD and Various Broker-Dealers /1/

                    4.   (a)  Form of Individual Flexible Premium Variable
                              Accumulation Annuity Contract /2/

                         (b)  Qualified Plan Loan Endorsement /1/

                         (c)  Individual Retirement Annuity Rider /1/

                         (d)  Qualified Pension Plan Rider /1/

                         (e)  403(b) Tax-Sheltered Annuity Rider /2/

                         (f)  Section 457 Plan Rider /1/

                         (g) Endorsement for 403(b) Texas Optional Retirement Program (ORP) /1/

                         (h)  IRA Rider (Form R-IRA 198) /3/

                         (i)  Roth IRA Rider (Form R-RIRA 198) /3/

                         (j)  Simple IRA Rider (Form R-SIRA 198) /3/

                         (k) DCA Plus Fixed Option Endorsement (Form E-DCA 697) /3/

                         (l) Guaranteed Minimum Death Benefit Endorsement (Form E-GMDB 398) /3/

                         (m) Enhanced Guaranteed Minimum Death Benefit Rider (Form R-EGMDB 398) /3/

                         (n)  Guaranteed Income Advantage Rider (Form 23-113499)

                    5.   (a)  Application Form for Individual Flexible Premium
                              Variable Accumulation Annuity Contract. /3/

                         (b)  Variable Annuity PAC APP /1/

                         (c)  Application/Confirmation Form /1/

                    6.   (a)  Pacific Life's Articles of Incorporation /3/

                         (b)  By-laws of Pacific Life /3/

                    7.   Not applicable

                    8.   Fund Participation Agreement /1/

                    9. Opinion and Consent of legal officer of Pacific Mutual Life as to the legality of Contracts being registered. /1/

                    10.  (a)  Independent Auditors' Consent /4/

                    11.  Not applicable

                    12.  Not applicable

                    13.  Performance Calculations /4/

                    14.  Not applicable

                    15.  Powers of Attorney /4/

                    16.  Not applicable

/1/ Included in Registrant's Form Type N-4, file No. 333-88460, Accession No. 0000898430-96-001377 filed on April 19, 1996 and incorporated by reference herein.

/2/ Included in Registrant's Form Type N-4, File No. 333-88460, Accession No. 0001017062-97-000794 filed on April 30, 1997 and incorporated by reference herein.

/3/ Included in Registrant's Form Type N-4, file No. 333-88460, Accession No. 0001017062-98-000945 filed on April 29, 1998 and incorporated by reference herein.

/4/ Included in Registrant's Form Type N-4, File No. 333-88460, Accession No. 0001017062-99-000659 filed on April 29, 1999 and incorporated by reference herein.

Item 25.  Directors and Officers of Pacific Life

                                  Positions and Offices
Name and Address                  with Pacific Life

Thomas C. Sutton                  Director, Chairman of the Board, and
                                  Chief Executive Officer

Glenn S. Schafer                  Director and President

Khanh T. Tran                     Director, Senior Vice President and
                                  Chief Financial Officer

David R. Carmichael               Director, Senior Vice President and
                                  General Counsel

Audrey L. Milfs                   Director, Vice President and Corporate
                                  Secretary

Richard M. Ferry                  Director

Donald E. Guinn                   Director

Ignacio E. Lozano, Jr.            Director

Charles D. Miller                 Director

Donn B. Miller                    Director

Richard M. Rosenberg              Director

James R. Ukropina                 Director

Raymond L. Watson                 Director

Edward R. Byrd                    Vice President and Controller

Brian D. Klemens                  Vice President and Treasurer

Gerald W. Robinson                Executive Vice President


______________________________

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660


Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

          The following is an explanation of the organization chart of Pacific Life's subsidiaries:

                PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
                             LEGAL STRUCTURE

          Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life has a 40% ownership of American Maturity Life Insurance Company (a Connecticut Corporation), a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company), and is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Mutual Realty Finance, Inc., Pacific Life & Annuity Company (an Arizona Corporation), Pacific Mutual Distributors, Inc., and World-Wide Holdings Limited (a United Kingdom Corporation). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., along with its subsidiary Pacific Mezzanine Fund, L.P. Subsidiaries of Pacific Asset Management LLC are PMRealty Advisors Inc., PPA LLC (a Delaware Limited Liability Company), CCM LLC (a Delaware Limited Liability Company), NFJ LLC (a Delaware Limited Liability Company), and PIMCO Holding LLC (a Delaware Limited Liability Company), and its 100% direct and indirect ownership of Pacific Financial Products, Inc. (a Delaware Corporation). Pacific Asset Management LLC directly and indirectly beneficially owns 33.4% of the outstanding partnership interests in PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Mutual Distributors, Inc. include: Associated Financial Group, Inc.; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors' Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners' Group, Inc. (an Arizona Corporation which is 97% owned), along with its subsidiary United Planners' Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings limited include: World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World-Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27.  Number of Contractholders

          Approximately  9,333 Qualified
                        11,878 Non Qualified



Item 28.  Indemnification

          (a) The Distribution Agreement between Pacific Life and PMD provides substantially as follows:

               Pacific Life hereby agrees to indemnify and hold harmless PMD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PMD.

               PMD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PMD or Broker;
               (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PMD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

          (b)  The Form of Selling Agreement between Pacific Life, PMD (formerly
               PEN) and Various Broker-Dealers provides substantially as follows:

               Pacific Life and PMD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the "Fund") filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PMD pursuant to Section IV.E. of this Agreement.

               Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PMD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PMD pursuant to Section IV.E. of this Agreement,
               (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PMD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PMD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29.  Principal Underwriters

          (a) PMD also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account B and Pacific Select Fund.

          (b) For information regarding PMD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

          (c) PMD retains no compensation or net discounts or commissions from the Registrant.

Item 30.  Location of Accounts and Records

               The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.  Management Services

          Not applicable

Item 32.  Undertakings

          The registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

          (b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

     (c) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract ("Contract") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 18th day of June 1999.

                         SEPARATE ACCOUNT A
                              (Registrant)
                         By: PACIFIC LIFE INSURANCE COMPANY

                         By:
                              Thomas C. Sutton*
                              Chairman and Chief Executive Officer

                         By: PACIFIC LIFE INSURANCE COMPANY
                              (Depositor)

                         By:
                              Thomas C. Sutton*
                              Chairman and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

     Signature               Title                             Date

Thomas C. Sutton*            Director, Chairman of the Board           , 1999
                             and Chief Executive Officer

Glenn S. Schafer*            Director and President                    , 1999


Khanh T. Tran*               Director, Senior Vice                     , 1999
                             President and Chief Financial
                             Officer

David R. Carmichael*         Director, Senior Vice                     , 1999
                             President and General Counsel

Audrey L. Milfs*             Director, Vice President and              , 1999
                             Corporate Secretary

Richard M. Ferry*            Director                                  , 1999

Donald E. Guinn*             Director                                 , 1999


Ignacio E. Lozano, Jr.*      Director                                 , 1999






Charles D. Miller*           Director                                 , 1999


Donn B. Miller*              Director                                 , 1999


Richard M. Rosenberg*        Director                                 , 1999


James R. Ukropina*           Director                                 , 1999


Raymond L. Watson*           Director                                 , 1999


Edward R. Byrd*              Vice President and Controller            , 1999


Brian D. Klemens*            Vice President and Treasurer             , 1999


*By: /s/ DAVID R. CARMICHAEL
     David R. Carmichael                                       June 18, 1999
     as attorney-in-fact

     (Powers Of Attorney are contained in Post-Effective Amendment No. 4, filed via EDGAR on April 15, 1999, to the Registration Statement on Form N-4 for Separate Account A, File No. 33-88460 as Exhibit 15)